UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06719

BB&T Funds

(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, OH	43219
(Address of principal executive offices)	(Zip code)

BISYS Fund Services Ohio, Inc. 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-228-1872

Date of fiscal year end: December 31, 2005

Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12-12-14 of Regulation S-X [17 CFR 210.12-12-12-14]. The schedules need not be audited.

BB&T Equity Index Fund

Schedule of Portfolio Investments

March 31, 2005

(Unaudited)

Fair Value
Mutual Funds (100.0%)
S&P 500 Index Master Portfolio	$145,571,842

TOTAL MUTUAL FUNDS (Cost $140,412,031)	$145,571,842

TOTAL INVESTMENT SECURITIES (Contribution $140,412,031) - 100.0%	$145,571,842

Percentages are based on net assets.

(a)	Represents cost for financial reporting purposes, is substantially the same for federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$16,555,800
Unrealized depreciation	(11,395,989)

Net unrealized appreciation	$5,159,811

See accompanying notes to the schedule of portfolio investments.

Notes to Schedule of Portfolio Investments

March 31, 2005

(Unaudited)

1. Organization:

The BB&T Equity Index Fund (the “Fund”) commenced operations on September 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end investment company. The Fund is a separate series of the BB&T Funds (“Trust”), a Massachusetts business trust organized in 1992. The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”) of the Master Investment Portfolio (“MIP”), a diversified open-end management investment company registered under the Investment Company Act of 1940, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. Barclays Global Fund Advisors serves as Investment Advisor for the Master Portfolio.

The Fund is authorized to issue an unlimited number of shares without par value. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares.

Each class of shares has identical rights and privileges with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with their vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Schedule of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the Schedule of Portfolio Investments requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedule of Portfolio Investments. Actual results could differ from those estimates.

(A)	Valuation of Investments - The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest of 6% in the net assets of the Master Portfolio at March 31, 2005. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio’s Notes to the Schedule of Investments, which are included elsewhere in this report.

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

March 31, 2005 (Unaudited)

Security	Shares	Value
COMMON STOCKS—97.37%
ADVERTISING—0.19%

Interpublic Group of Companies Inc. (1)	91,388	$1,122,245
Omnicom Group Inc.	40,501	3,585,149

		4,707,394

AEROSPACE & DEFENSE—1.84%

Boeing Co. (The) (2)	181,110	10,587,691
General Dynamics Corp.	43,515	4,658,281
Goodrich (B.F.) Co.	25,896	991,558
L-3 Communications Holdings Inc.	24,930	1,770,529
Lockheed Martin Corp.	87,777	5,359,664
Northrop Grumman Corp.	78,791	4,253,138
Raytheon Co. (2)	98,495	3,811,756
Rockwell Collins Inc.	38,722	1,842,780
United Technologies Corp.	111,439	11,328,889

		44,604,286

AGRICULTURE—1.53%

Altria Group Inc.	450,207	29,439,036
Monsanto Co.	57,876	3,733,002
Reynolds American Inc. (2)	25,649	2,067,053
UST Inc.	35,889	1,855,461

		37,094,552

AIRLINES—0.10%

Delta Air Lines Inc. (1) (2)	30,087	121,852
Southwest Airlines Co.	161,782	2,303,776

		2,425,628

APPAREL—0.42%

Coach Inc. (1)	41,527	2,351,674
Jones Apparel Group Inc.	26,375	883,299
Liz Claiborne Inc.	23,395	938,841
Nike Inc. Class B	50,289	4,189,577
Reebok International Ltd. (2)	12,446	551,358
VF Corp.	22,127	1,308,591

		10,223,340

AUTO MANUFACTURERS—0.47%

Ford Motor Co.	398,102	4,510,496
General Motors Corp. (2)	122,778	3,608,445
Navistar International Corp. (1)	14,896	542,214
PACCAR Inc.	37,739	2,731,926

		11,393,081

AUTO PARTS & EQUIPMENT—0.17%

Cooper Tire & Rubber Co. (2)	15,698	288,215
Dana Corp.	32,185	411,646

Delphi Corp. (2)	120,492	539,804
Goodyear Tire & Rubber Co. (The) (1) (2)	37,718	503,535
Johnson Controls Inc.	41,524	2,315,378
Visteon Corp.	27,718	158,270

		4,216,848

BANKS—6.16%

AmSouth Bancorp (2)	77,095	2,000,615
Bank of America Corp.	882,265	38,907,886
Bank of New York Co. Inc. (The)	169,276	4,917,468
BB&T Corp.	119,253	4,660,407
Comerica Inc. (2)	36,957	2,035,592
Compass Bancshares Inc.	26,693	1,211,862
Fifth Third Bancorp	113,765	4,889,620
First Horizon National Corp. (2)	26,576	1,084,035
Huntington Bancshares Inc. (2)	50,109	1,197,605
KeyCorp	88,289	2,864,978
M&T Bank Corp.	21,642	2,208,783
Marshall & Ilsley Corp. (2)	45,723	1,908,935
Mellon Financial Corp.	92,070	2,627,678
National City Corp.	130,049	4,356,641
North Fork Bancorp Inc.	102,270	2,836,970
Northern Trust Corp.	44,755	1,944,157
PNC Financial Services Group	61,426	3,162,210
Regions Financial Corp.	100,976	3,271,622
State Street Corp. (2)	72,488	3,169,175
SunTrust Banks Inc. (2)	74,160	5,344,711
Synovus Financial Corp. (2)	67,480	1,879,993
U.S. Bancorp	403,259	11,621,924
Wachovia Corp.	345,028	17,565,375
Wells Fargo & Co.	369,042	22,068,712
Zions Bancorporation	19,486	1,344,924

		149,081,878

BEVERAGES—2.20%

Anheuser-Busch Companies Inc.	169,190	8,017,914
Brown-Forman Corp. Class B (2)	20,061	1,098,340
Coca-Cola Co. (The)	493,708	20,572,812
Coca-Cola Enterprises Inc.	77,904	1,598,590
Molson Coors Brewing Co. Class B	17,431	1,345,150
Pepsi Bottling Group Inc.	43,887	1,222,253
PepsiCo Inc.	365,201	19,366,609

		53,221,668

BIOTECHNOLOGY—1.01%

Amgen Inc. (1)	272,599	15,867,988
Biogen Idec Inc. (1)	72,474	2,501,078
Chiron Corp. (1)	32,787	1,149,512
Genzyme Corp. (1)	53,866	3,083,290
MedImmune Inc. (1)	53,753	1,279,859
Millipore Corp. (1) (2)	10,656	462,470

		24,344,197

BUILDING MATERIALS—0.27%

American Standard Companies Inc.	39,720	1,846,186
Masco Corp.	97,369	3,375,783
Vulcan Materials Co. (2)	22,237	1,263,729

		6,485,698

CHEMICALS—1.68%

Air Products & Chemicals Inc.	49,463	3,130,513
Ashland Inc.	14,734	994,103
Dow Chemical Co. (The)	207,472	10,342,479
Du Pont (E.I.) de Nemours and Co.	216,924	11,115,186
Eastman Chemical Co.	16,818	992,262
Ecolab Inc. (2)	48,793	1,612,609
Engelhard Corp.	26,310	790,089
Great Lakes Chemical Corp.	10,951	351,746
Hercules Inc. (1)	24,011	347,919
International Flavors & Fragrances Inc.	19,778	781,231
PPG Industries Inc.	37,631	2,691,369
Praxair Inc.	70,045	3,352,354
Rohm & Haas Co.	42,810	2,054,880
Sherwin-Williams Co. (The)	28,024	1,232,776
Sigma-Aldrich Corp.	14,833	908,521

		40,698,037

COMMERCIAL SERVICES—0.85%

Apollo Group Inc. Class A (1)	36,386	2,694,747
Block (H & R) Inc. (2)	35,871	1,814,355
Cendant Corp.	229,440	4,712,698
Convergys Corp. (1)	30,301	452,394
Donnelley (R.R.) & Sons Co.	47,113	1,489,713
Equifax Inc.	29,132	894,061
McKesson Corp.	64,121	2,420,568
Moody’s Corp.	30,119	2,435,422
Paychex Inc.	78,077	2,562,487
Robert Half International Inc.	35,760	964,090

		20,440,535

COMPUTERS—4.06%

Affiliated Computer Services Inc. Class A (1)	27,407	1,459,149
Apple Computer Inc. (1)	177,763	7,407,384
Computer Sciences Corp. (1)	41,487	1,902,179
Dell Inc. (1)	535,134	20,559,848
Electronic Data Systems Corp. (2)	112,435	2,324,031
EMC Corp. (1)	523,216	6,446,021
Gateway Inc. (1)	69,832	281,423
Hewlett-Packard Co.	631,464	13,854,320
International Business Machines Corp.	355,598	32,494,545
Lexmark International Inc. (1) (2)	27,470	2,196,776
NCR Corp. (1)	40,282	1,359,115
Network Appliance Inc. (1)	79,512	2,199,302
Sun Microsystems Inc. (1)	734,074	2,965,659
SunGard Data Systems Inc. (1)	62,717	2,163,737
Unisys Corp. (1)	71,972	508,122

		98,121,611

COSMETICS & PERSONAL CARE—2.40%

Alberto-Culver Co.	18,941	906,516
Avon Products Inc. (2)	102,519	4,402,166
Colgate-Palmolive Co.	114,294	5,962,718
Gillette Co. (The)	215,687	10,887,880
Kimberly-Clark Corp.	104,614	6,876,278

Procter & Gamble Co.	549,010	29,097,530

58,133,088

DISTRIBUTION & WHOLESALE—0.12%

Genuine Parts Co.	37,794	1,643,661
Grainger (W.W.) Inc.	18,465	1,149,816

		2,793,477

DIVERSIFIED FINANCIAL SERVICES—7.78%

American Express Co.	255,811	13,141,011
Bear Stearns Companies Inc. (The)	24,612	2,458,739
Capital One Financial Corp. (2)	53,740	4,018,140
CIT Group Inc.	45,766	1,739,108
Citigroup Inc.	1,137,324	51,111,341
Countrywide Financial Corp.	126,186	4,095,998
E*TRADE Financial Corp. (1)	80,059	960,708
Federal Home Loan Mortgage Corp.	149,682	9,459,902
Federal National Mortgage Association	210,597	11,467,007
Federated Investors Inc. Class B	21,401	605,862
Franklin Resources Inc.	43,386	2,978,449
Goldman Sachs Group Inc. (The)	97,682	10,744,043
Janus Capital Group Inc. (2)	50,867	709,595
JP Morgan Chase & Co.	773,413	26,760,090
Lehman Brothers Holdings Inc. (2)	60,032	5,652,613
MBNA Corp.	277,914	6,822,789
Merrill Lynch & Co. Inc.	202,531	11,463,255
Morgan Stanley	242,126	13,861,714
Providian Financial Corp. (1) (2)	63,361	1,087,275
Schwab (Charles) Corp. (The)	252,162	2,650,223
SLM Corp.	93,462	4,658,146
T. Rowe Price Group Inc. (2)	27,314	1,621,905

		188,067,913

ELECTRIC—2.93%

AES Corp. (The) (1)	140,674	2,304,240
Allegheny Energy Inc. (1) (2)	29,538	610,255
Ameren Corp. (2)	42,410	2,078,514
American Electric Power Co. Inc.	84,016	2,861,585
Calpine Corp. (1) (2)	113,056	316,557
CenterPoint Energy Inc. (2)	64,541	776,428
Cinergy Corp. (2)	41,412	1,678,014
CMS Energy Corp. (1) (2)	41,954	547,080
Consolidated Edison Inc. (2)	52,680	2,222,042
Constellation Energy Group Inc.	38,397	1,985,125
Dominion Resources Inc.	74,072	5,513,179
DTE Energy Co. (2)	37,755	1,717,097
Duke Energy Corp. (2)	204,901	5,739,277
Edison International	70,775	2,457,308
Entergy Corp.	46,693	3,299,327
Exelon Corp.	144,601	6,635,740
FirstEnergy Corp.	71,674	3,006,724
FPL Group Inc. (2)	85,025	3,413,754
NiSource Inc.	58,661	1,336,884
PG&E Corp. (2)	78,553	2,678,657
Pinnacle West Capital Corp.	19,710	837,872
PPL Corp.	41,072	2,217,477
Progress Energy Inc.	53,656	2,250,869

Public Service Enterprise Group Inc. (2)	51,790	2,816,858
Southern Co. (The) (2)	161,537	5,141,723
TECO Energy Inc.	44,379	695,863
TXU Corp. (2)	52,227	4,158,836
Xcel Energy Inc. (2)	86,714	1,489,747

		70,787,032

ELECTRICAL COMPONENTS & EQUIPMENT—0.33%

American Power Conversion Corp. (2)	39,947	1,043,016
Emerson Electric Co.	91,201	5,921,681
Molex Inc. (2)	37,306	983,386

		7,948,083

ELECTRONICS—0.50%

Agilent Technologies Inc. (1)	95,033	2,109,733
Applera Corp. - Applied Biosystems Group (2)	42,318	835,357
Fisher Scientific International Inc. (1) (2)	25,373	1,444,231
Jabil Circuit Inc. (1) (2)	40,741	1,161,933
Parker Hannifin Corp.	26,083	1,588,976
PerkinElmer Inc.	27,837	574,277
Sanmina-SCI Corp. (1)	112,451	586,994
Solectron Corp. (1)	209,671	727,558
Symbol Technologies Inc.	52,251	757,117
Tektronix Inc.	19,472	477,648
Thermo Electron Corp. (1)	34,521	873,036
Waters Corp. (1)	26,105	934,298

		12,071,158

ENGINEERING & CONSTRUCTION—0.04%

Fluor Corp. (2)	18,534	1,027,340

		1,027,340

ENTERTAINMENT—0.08%

International Game Technology Inc.	74,761	1,993,128

		1,993,128

ENVIRONMENTAL CONTROL—0.17%

Allied Waste Industries Inc. (1)	61,641	450,596
Waste Management Inc.	123,412	3,560,436

		4,011,032

FOOD—1.69%

Albertson’s Inc. (2)	79,633	1,644,421
Archer-Daniels-Midland Co.	136,508	3,355,367
Campbell Soup Co.	71,706	2,080,908
ConAgra Foods Inc. (2)	112,023	3,026,861
General Mills Inc.	79,370	3,901,036
Heinz (H.J.) Co. (2)	76,061	2,802,087
Hershey Foods Corp.	48,007	2,902,503
Kellogg Co.	76,946	3,329,453
Kroger Co. (1) (2)	158,868	2,546,654
McCormick & Co. Inc. NVS	29,325	1,009,660
Safeway Inc. (1)	96,864	1,794,890
Sara Lee Corp.	171,581	3,802,235
SUPERVALU Inc.	29,124	971,285
Sysco Corp.	138,484	4,957,727
Wrigley (William Jr.) Co.	42,937	2,815,379

		40,940,466

FOREST PRODUCTS & PAPER—0.51%

Georgia-Pacific Corp.	56,421	2,002,381
International Paper Co. (2)	106,600	3,921,814
Louisiana-Pacific Corp.	23,502	590,840
MeadWestvaco Corp.	43,847	1,395,212
Temple-Inland Inc.	12,393	899,112
Weyerhaeuser Co. (2)	52,764	3,614,334

		12,423,693

GAS—0.17%

KeySpan Corp. (2)	34,784	1,355,532
Nicor Inc. (2)	9,338	346,346
Peoples Energy Corp. (2)	8,113	340,097
Sempra Energy	51,683	2,059,051

		4,101,026

HAND & MACHINE TOOLS—0.10%

Black & Decker Corp.	17,398	1,374,268
Snap-On Inc.	12,351	392,638
Stanley Works (The)	16,791	760,129

		2,527,035

HEALTH CARE-PRODUCTS—3.71%

Bard (C.R.) Inc.	22,723	1,546,982
Bausch & Lomb Inc.	11,551	846,688
Baxter International Inc.	134,744	4,578,601
Becton, Dickinson & Co.	54,968	3,211,231
Biomet Inc.	54,876	1,991,999
Boston Scientific Corp. (1)	166,244	4,869,287
Guidant Corp.	70,154	5,184,381
Johnson & Johnson	647,220	43,467,295
Medtronic Inc.	263,188	13,409,429
St. Jude Medical Inc. (1)	78,421	2,823,156
Stryker Corp.	82,059	3,660,652
Zimmer Holdings Inc. (1)	53,635	4,173,339

		89,763,040

HEALTH CARE-SERVICES—1.62%

Aetna Inc.	64,008	4,797,400
HCA Inc. (2)	89,837	4,812,568
Health Management Associates Inc. Class A (2)	52,760	1,381,257
Humana Inc. (1)	34,737	1,109,500
Laboratory Corp. of America Holdings (1)	29,409	1,417,514
Manor Care Inc. (2)	18,624	677,169
Quest Diagnostics Inc.	20,097	2,112,798
Tenet Healthcare Corp. (1) (2)	101,188	1,166,698
UnitedHealth Group Inc.	139,893	13,342,994
WellPoint Inc. (1)	66,346	8,316,471

		39,134,369

HOME BUILDERS—0.19%

Centex Corp.	27,461	1,572,691
KB Home	9,247	1,086,153
Pulte Homes Inc. (2)	26,076	1,919,976

		4,578,820

HOME FURNISHINGS—0.10%

Leggett & Platt Inc. (2)	41,249	1,191,271
Maytag Corp. (2)	16,656	232,684
Whirlpool Corp.	14,110	955,670

		2,379,625

HOUSEHOLD PRODUCTS & WARES—0.25%

Avery Dennison Corp. (2)	22,457	1,390,762
Clorox Co.	33,306	2,097,945
Fortune Brands Inc.	31,477	2,537,991

		6,026,698

HOUSEWARES—0.05%

Newell Rubbermaid Inc. (2)	59,384	1,302,885

		1,302,885

INSURANCE—4.29%

ACE Ltd.	61,745	2,548,216
AFLAC Inc.	108,986	4,060,818
Allstate Corp. (The)	147,752	7,987,473
Ambac Financial Group Inc.	23,588	1,763,203
American International Group Inc.	566,865	31,409,990
AON Corp. (2)	68,469	1,563,832
Chubb Corp. (2)	41,633	3,300,248
CIGNA Corp. (2)	28,775	2,569,608
Cincinnati Financial Corp.	35,020	1,527,222
Hartford Financial Services Group Inc.	64,296	4,408,134
Jefferson-Pilot Corp. (2)	29,513	1,447,613
Lincoln National Corp.	37,751	1,704,080
Loews Corp.	35,081	2,579,857
Marsh & McLennan Companies Inc. (2)	114,968	3,497,327
MBIA Inc.	30,467	1,592,815
MetLife Inc. (2)	159,411	6,232,970
MGIC Investment Corp.	20,906	1,289,273
Principal Financial Group Inc.	65,342	2,515,014
Progressive Corp. (The) (2)	43,522	3,993,579
Prudential Financial Inc.	113,976	6,542,222
SAFECO Corp. (2)	27,578	1,343,324
St. Paul Travelers Companies Inc. (2)	145,586	5,347,374
Torchmark Corp. (2)	23,344	1,218,557
UNUMProvident Corp. (2)	64,300	1,094,386
XL Capital Ltd. Class A (2)	30,194	2,185,140

		103,722,275

INTERNET—0.97%

eBay Inc. (1)	264,112	9,840,813
Monster Worldwide Inc. (1)	25,970	728,459
Symantec Corp. (1) (2)	154,202	3,289,129
Yahoo! Inc. (1)	284,584	9,647,398

		23,505,799

IRON & STEEL—0.16%

Allegheny Technologies Inc.	20,326	490,060
Nucor Corp.	34,698	1,997,217
United States Steel Corp. (2)	24,678	1,254,876

		3,742,153

LEISURE TIME—0.47%

Brunswick Corp.	20,898	979,071
Carnival Corp. (2)	115,140	5,965,403
Harley-Davidson Inc. (2)	63,472	3,666,143
Sabre Holdings Corp.	29,215	639,224

		11,249,841

LODGING—0.38%

Harrah’s Entertainment Inc.	24,700	1,595,126
Hilton Hotels Corp.	83,312	1,862,023
Marriott International Inc. Class A (2)	44,102	2,948,660
Starwood Hotels & Resorts Worldwide Inc.	46,163	2,771,165

		9,176,974

MACHINERY—0.55%

Caterpillar Inc.	74,596	6,821,058
Cummins Inc. (2)	9,623	676,978
Deere & Co. (2)	53,665	3,602,531
Rockwell Automation Inc.	38,425	2,176,392

		13,276,959

MANUFACTURING—5.91%

Cooper Industries Ltd. (2)	20,099	1,437,480
Danaher Corp.	60,335	3,222,492
Dover Corp.	44,211	1,670,734
Eastman Kodak Co. (2)	62,246	2,026,107
Eaton Corp. (2)	33,208	2,171,803
General Electric Co.	2,307,048	83,192,151
Honeywell International Inc.	185,060	6,886,083
Illinois Tool Works Inc.	60,056	5,376,814
Ingersoll-Rand Co. Class A (2)	37,666	3,000,097
ITT Industries Inc.	20,032	1,807,688
Pall Corp.	26,684	723,670
Textron Inc.	29,333	2,188,828
3M Co.	168,079	14,402,689
Tyco International Ltd.	438,081	14,807,138

		142,913,774

MEDIA—3.71%

Clear Channel Communications Inc. (2)	115,430	3,978,872
Comcast Corp. Class A (1)	481,365	16,260,510
Dow Jones & Co. Inc. (2)	15,904	594,332
Gannett Co. Inc. (2)	54,681	4,324,173
Knight Ridder Inc. (2)	16,535	1,111,979
McGraw-Hill Companies Inc. (The)	41,399	3,612,063
Meredith Corp.	10,348	483,769
New York Times Co. Class A (2)	31,492	1,151,977
News Corp. Class A	627,222	10,612,596
Time Warner Inc. (1)	1,000,138	17,552,422
Tribune Co. (2)	65,464	2,610,050
Univision Communications Inc. Class A (1) (2)	64,323	1,781,104
Viacom Inc. Class B	371,004	12,922,069
Walt Disney Co. (The)	445,485	12,798,784

		89,794,700

MINING—0.56%

Alcoa Inc. (2)	189,548	5,760,364
Freeport-McMoRan Copper & Gold Inc.	38,733	1,534,214
Newmont Mining Corp.	96,511	4,077,590
Phelps Dodge Corp.	20,993	2,135,618

		13,507,786

OFFICE & BUSINESS EQUIPMENT—0.22%

Pitney Bowes Inc.	50,135	2,262,091
Xerox Corp. (1)	208,046	3,151,897

		5,413,988

OIL & GAS—7.43%

Amerada Hess Corp.	18,774	1,806,247
Anadarko Petroleum Corp.	51,834	3,944,567
Apache Corp.	70,984	4,346,350
Burlington Resources Inc. (2)	84,041	4,207,933
ChevronTexaco Corp.	458,001	26,706,038
ConocoPhillips	151,415	16,328,594
Devon Energy Corp.	104,251	4,977,985
EOG Resources Inc.	51,914	2,530,288
Exxon Mobil Corp.	1,389,857	82,835,477
Kerr-McGee Corp.	35,468	2,778,208
Marathon Oil Corp.	75,429	3,539,129
Nabors Industries Ltd. (1)	31,171	1,843,453
Noble Corp.	29,420	1,653,698
Occidental Petroleum Corp.	86,398	6,148,946
Rowan Companies Inc.	23,074	690,605
Sunoco Inc.	15,317	1,585,616
Transocean Inc. (1)	69,807	3,592,268
Unocal Corp. (2)	58,815	3,628,297
Valero Energy Corp.	55,792	4,087,880
XTO Energy Inc.	75,467	2,478,336

		179,709,915

OIL & GAS SERVICES—0.85%

Baker Hughes Inc.	73,499	3,269,971
BJ Services Co.	35,261	1,829,341
Halliburton Co.	109,691	4,744,136
National Oilwell Varco Inc. (1)	36,322	1,696,237
Schlumberger Ltd. (2)	128,268	9,040,329

		20,580,014

PACKAGING & CONTAINERS—0.14%

Ball Corp.	23,933	992,741
Bemis Co. Inc. (2)	23,090	718,561
Pactiv Corp. (1)	31,949	746,009
Sealed Air Corp. (1)	18,019	935,907

		3,393,218

PHARMACEUTICALS—5.88%

Abbott Laboratories	339,228	15,814,809
Allergan Inc.	28,575	1,985,105
AmerisourceBergen Corp.	24,101	1,380,746
Bristol-Myers Squibb Co. (2)	425,149	10,824,294
Cardinal Health Inc.	94,295	5,261,661
Caremark Rx Inc. (1)	99,342	3,951,825
Express Scripts Inc. (1) (2)	16,445	1,433,840

Forest Laboratories Inc. (1)	77,040	2,846,628
Gilead Sciences Inc. (1)	94,091	3,368,458
Hospira Inc. (1)	33,690	1,087,176
King Pharmaceuticals Inc. (1)	52,131	433,209
Lilly (Eli) & Co.	246,469	12,841,035
Medco Health Solutions Inc. (1)	59,828	2,965,674
Merck & Co. Inc.	480,480	15,553,138
Mylan Laboratories Inc.	58,169	1,030,755
Pfizer Inc.	1,623,806	42,657,384
Schering-Plough Corp.	320,779	5,822,139
Watson Pharmaceuticals Inc. (1)	23,677	727,594
Wyeth	290,696	12,261,557

		142,247,027

PIPELINES—0.25%

Dynegy Inc. Class A (1) (2)	76,673	299,791
El Paso Corp.	139,262	1,473,392
Kinder Morgan Inc.	24,209	1,832,621
Williams Companies Inc.	123,851	2,329,637

		5,935,441

REAL ESTATE INVESTMENT TRUSTS—0.52%

Apartment Investment & Management Co. Class A	20,593	766,060
Archstone-Smith Trust	43,340	1,478,327
Equity Office Properties Trust (2)	87,609	2,639,659
Equity Residential	61,260	1,973,185
Plum Creek Timber Co. Inc.	39,736	1,418,575
ProLogis	39,799	1,476,543
Simon Property Group Inc. (2)	48,061	2,911,535

		12,663,884

RETAIL—6.48%

AutoNation Inc. (1)	50,238	951,508
AutoZone Inc. (1)	15,004	1,285,843
Bed Bath & Beyond Inc. (1)	65,728	2,401,701
Best Buy Co. Inc.	65,446	3,534,738
Big Lots Inc. (1) (2)	24,776	297,808
Circuit City Stores Inc. (2)	41,058	658,981
Costco Wholesale Corp.	102,704	4,537,463
CVS Corp.	86,988	4,577,309
Darden Restaurants Inc.	32,870	1,008,452
Dillard’s Inc. Class A (2)	16,137	434,085
Dollar General Corp.	66,540	1,457,891
Family Dollar Stores Inc.	36,213	1,099,427
Federated Department Stores Inc.	36,750	2,338,770
Gap Inc. (The)	161,416	3,525,325
Home Depot Inc.	477,873	18,273,864
Kohl’s Corp. (1) (2)	71,358	3,684,214
Limited Brands Inc. (2)	83,981	2,040,738
Lowe’s Companies Inc. (2)	168,122	9,598,085
May Department Stores Co. (The)	63,420	2,347,808
McDonald’s Corp.	276,749	8,617,964
Nordstrom Inc.	27,829	1,541,170
Office Depot Inc. (1)	67,645	1,500,366
OfficeMax Inc. (2)	20,102	673,417
Penney (J.C.) Co. Inc. (Holding Co.)	62,060	3,222,155
RadioShack Corp.	34,216	838,292

Sears Holdings Corp. (1)	20,894	2,782,431
Staples Inc.	107,490	3,378,411
Starbucks Corp. (1)	86,893	4,488,892
Target Corp.	194,812	9,744,496
Tiffany & Co. (2)	31,389	1,083,548
TJX Companies Inc. (2)	104,685	2,578,392
Toys R Us Inc. (1) (2)	46,488	1,197,531
Walgreen Co. (2)	222,218	9,870,924
Wal-Mart Stores Inc.	737,924	36,977,372
Wendy’s International Inc.	24,575	959,408
Yum! Brands Inc.	63,327	3,280,972

		156,789,751

SAVINGS & LOANS—0.54%

Golden West Financial Corp. (2)	61,866	3,742,893
Sovereign Bancorp Inc.	81,187	1,799,104
Washington Mutual Inc. (2)	189,960	7,503,420

		13,045,417

SEMICONDUCTORS—3.02%

Advanced Micro Devices Inc. (1) (2)	85,431	1,377,148
Altera Corp. (1) (2)	80,609	1,594,446
Analog Devices Inc.	80,846	2,921,774
Applied Materials Inc. (1)	363,713	5,910,336
Applied Micro Circuits Corp. (1)	67,370	221,647
Broadcom Corp. Class A (1)	64,090	1,917,573
Freescale Semiconductor Inc. Class B (1)	87,121	1,502,837
Intel Corp.	1,355,252	31,482,504
KLA-Tencor Corp. (1) (2)	42,671	1,963,293
Linear Technology Corp. (2)	66,710	2,555,660
LSI Logic Corp. (1) (2)	82,538	461,387
Maxim Integrated Products Inc.	70,996	2,901,607
Micron Technology Inc. (1) (2)	132,720	1,372,325
National Semiconductor Corp.	76,948	1,585,898
Novellus Systems Inc.	30,114	804,947
NVIDIA Corp. (1)	35,870	852,271
PMC-Sierra Inc. (1)	38,146	335,685
QLogic Corp. (1)	19,775	800,888
Teradyne Inc. (1)	41,881	611,463
Texas Instruments Inc.	374,487	9,545,674
Xilinx Inc. (2)	75,533	2,207,830

		72,927,193

SOFTWARE—4.19%

Adobe Systems Inc.	52,891	3,552,688
Autodesk Inc.	49,664	1,478,001
Automatic Data Processing Inc. (2)	126,813	5,700,244
BMC Software Inc. (1)	47,674	715,110
Citrix Systems Inc. (1) (2)	36,531	870,168
Computer Associates International Inc.	116,703	3,162,651
Compuware Corp. (1)	83,406	600,523
Electronic Arts Inc. (1) (2)	66,954	3,466,878
First Data Corp. (2)	175,084	6,882,552
Fiserv Inc. (1) (2)	41,844	1,665,391
IMS Health Inc.	50,110	1,222,183
Intuit Inc. (1)	40,199	1,759,510
Mercury Interactive Corp. (1)	18,186	861,653

Microsoft Corp.	2,203,552	53,259,852
Novell Inc. (1) (2)	81,558	486,086
Oracle Corp. (1)	979,968	12,230,001
Parametric Technology Corp. (1)	57,533	321,609
Siebel Systems Inc. (1)	111,491	1,017,913
Veritas Software Corp. (1)	91,480	2,124,166

		101,377,179

TELECOMMUNICATIONS—5.42%

ADC Telecommunications Inc. (1)	174,720	347,693
Alltel Corp. (2)	65,763	3,607,101
Andrew Corp. (1) (2)	34,692	406,243
AT&T Corp.	173,945	3,261,469
Avaya Inc. (1)	104,061	1,215,432
BellSouth Corp.	398,484	10,476,144
CenturyTel Inc.	29,054	954,133
CIENA Corp. (1)	121,735	209,384
Cisco Systems Inc. (1)	1,408,344	25,195,274
Citizens Communications Co. (2)	72,405	936,921
Comverse Technology Inc. (1)	42,697	1,076,818
Corning Inc. (1)	306,395	3,410,176
JDS Uniphase Corp. (1)	310,133	517,922
Lucent Technologies Inc. (1) (2)	962,706	2,647,442
Motorola Inc.	533,359	7,984,384
Nextel Communications Inc. Class A (1)	245,085	6,965,316
QUALCOMM Inc.	358,109	13,124,695
Qwest Communications International Inc. (1)	369,119	1,365,740
SBC Communications Inc.	718,860	17,029,793
Scientific-Atlanta Inc.	32,928	929,228
Sprint Corp. (FON Group)	321,507	7,314,284
Tellabs Inc. (1)	99,509	726,416
Verizon Communications Inc.	602,810	21,399,755

		131,101,763

TEXTILES—0.06%

Cintas Corp. (2)	33,052	1,365,378

		1,365,378

TOYS, GAMES & HOBBIES—0.11%

Hasbro Inc.	37,254	761,844
Mattel Inc. (2)	90,240	1,926,624

		2,688,468

TRANSPORTATION—1.57%

Burlington Northern Santa Fe Corp.	82,269	4,436,767
CSX Corp. (2)	46,816	1,949,886
FedEx Corp.	65,536	6,157,107
Norfolk Southern Corp.	86,996	3,223,202
Ryder System Inc.	13,748	573,292
Union Pacific Corp.	56,736	3,954,499
United Parcel Service Inc. Class B	243,559	17,716,482

		38,011,235

TOTAL COMMON STOCKS (Cost: $2,417,501,323)		2,355,208,793

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—9.87%

COMMERCIAL PAPER—1.78% (3)

Amstel Funding Corp.
2.95%, 08/19/05	$321,315	317,629
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	5,459,861	5,453,858
ANZ National Bank Ltd.
2.94%, 08/15/05	386,511	382,226
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	657,069	656,028
Cantabric Finance LLC
2.80%, 04/29/05	417,432	416,523
Chariot Funding LLC
2.70%, 04/06/05	208,716	208,638
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	780,753	780,090
Corporate Asset Funding
2.75%, 05/05/05	541,116	539,711
CRC Funding LLC
2.74%, 04/28/05	386,511	385,717
DEPFA Bank PLC
2.28%, 05/03/05	386,511	385,730
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	2,628,278	2,615,701
Fairway Finance LLC
3.15%, 09/15/05	687,643	677,594
Falcon Asset Securitization Corp.
2.75%, 04/14/05	309,209	308,903
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	958,548	956,643
Fortis Funding LLC
2.35%, 05/09/05	1,082,232	1,079,548
General Electric Capital Corp.
2.74%, 07/07/05	386,511	383,658
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	2,197,364	2,193,167
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	2,319,069	2,290,548
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	5,973,210	5,965,673
Kitty Hawk Funding Corp.
2.75%, 04/15/05	1,077,865	1,076,712
Liberty Street Funding Corp.
2.80%, 04/20/05	387,524	386,951
Moat Funding LLC
2.74%, 05/02/05	541,116	539,839
Mortgage Interest Networking Trust
2.77%, 04/13/05	641,609	641,017
New Center Asset Trust
2.80%, 04/15/05	773,023	772,181
Nordea North America Inc.
2.74%, 07/11/05	386,511	383,540
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	881,749	880,655
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	2,488,902	2,485,340

Polonius Inc.
2.82%, 04/28/05	641,609	640,252
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	665,758	665,088
Ranger Funding Co. LLC
2.75%, 04/14/05	1,159,534	1,158,385
Santander Central Hispano
2.75%, 07/08/05	966,279	959,058
Scaldis Capital LLC
2.75%, 07/08/05	193,472	192,024
Societe Generale
2.75%, 05/03/05	695,721	694,021
Sydney Capital Corp.
2.75%, 04/12/05	1,349,466	1,348,332
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	672,530	671,536
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	673,566	672,880
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	504,111	503,611
Tulip Funding Corp.
2.71%, 04/08/05	639,251	638,914
Variable Funding Capital Corp.
2.80%, 04/20/05	595,228	594,348
Yorktown Capital LLC
2.80%, 04/20/05	1,213,646	1,211,853

		43,114,122

FLOATING RATE NOTES—2.53% (3)

Allstate Life Global Funding II
2.74%, 01/10/06 (4)	355,591	355,601
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	2,705,580	2,706,021
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	502,465	502,351
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	2,512,325	2,512,523
BMW US Capital LLC
2.82%, 04/18/06 (4)	773,023	773,023
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	2,628,278	2,627,830
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (4)	2,319,069	2,318,976
Commodore CDO Ltd.
3.08%, 12/12/05	193,256	193,256
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	2,319,069	2,318,765
DEPFA Bank PLC
2.99%, 12/15/05	773,023	773,023
Dorada Finance Inc.
2.66%, 07/29/05 (4)	641,609	641,546
Fairway Finance LLC
2.80%, 06/20/05	386,511	386,503
Fifth Third Bancorp
2.81%, 02/23/06 (4)	1,546,046	1,546,046
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	1,004,930	1,004,971

General Electric Capital Corp.
2.86%, 03/09/06	347,860	348,303
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	282,251	282,251
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	502,465	502,465
Hartford Life Global Funding Trust
2.80%, 02/15/06	773,023	773,023
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	2,319,069	2,319,069
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	3,478,603	3,478,655
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	811,674	811,674
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (4)	3,169,394	3,170,105
Lothian Mortgages PLC
2.84%, 01/24/06 (4)	1,546,046	1,546,046
Marshall & Ilsley Corp.
2.95%, 02/20/06	773,023	773,845
MetLife Funding Inc.
2.74%, 03/06/06 (4)	1,159,534	1,159,534
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	1,932,557	1,932,445
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	2,860,185	2,860,729
Norddeutsche Landesbank
2.63%, 07/27/05	773,023	772,936
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	2,319,069	2,319,069
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	2,744,231	2,744,231
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	425,163	425,078
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	3,942,417	3,942,570
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	2,378,592	2,378,515
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	2,319,069	2,319,068
Wells Fargo & Co.
2.78%, 03/15/06 (4)	386,511	386,563
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	2,705,580	2,705,377
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	3,896,036	3,895,774
Winston Funding Ltd.
2.75%, 04/25/05 (4)	551,938	551,938
World Savings Bank
2.71%, 09/09/05	270,558	270,546

		61,330,244

MONEY MARKET FUNDS—2.49%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	3,092,092	3,092,092
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	56,625,057	56,625,057

BlackRock Temp Cash Money Market Fund (3)	144,163	144,163
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	324,035	324,035

		60,185,347

REPURCHASE AGREEMENTS—1.82% (3)

Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $17,007,872 and effective yields of 2.89% - 2.90%. (6)	$17,006,505	17,006,505
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $15,461,700 and an effective yield of 2.89%. (6)	15,460,459	15,460,459
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $11,596,275 and an effective yield of 2.89%. (6)	11,595,344	11,595,344

		44,062,308

TIME DEPOSITS—1.01% (3)

Abbey National Treasury Services PLC
1.39%, 04/08/05	541,116	541,113
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	773,023	773,023
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	1,082,232	1,082,232
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	1,004,930	1,004,930
First Tennessee Bank
2.77%, 04/15/05	386,511	386,511
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	958,548	958,549
Natexis Banques
2.98%, 08/18/05	773,023	773,023
Norddeutsche Landesbank
2.11%, 06/07/05	773,023	772,995
Rabobank Nederland NV NY
2.84%, 04/01/05	5,687,942	5,687,942
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	1,893,906	1,893,906
SunTrust Bank
2.68%, 05/03/05	773,023	772,956
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	2,628,278	2,628,197
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	1,391,441	1,391,437
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	3,826,464	3,826,463
Wells Fargo Bank N.A.
2.79%, 04/15/05	773,023	773,020
World Savings Bank
2.75%, 05/03/05	1,082,232	1,082,232

		24,348,529

U.S. GOVERNMENT AGENCY NOTES—0.09% (3)

Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	926,491	925,235
Federal National Mortgage Association
2.33%, 07/22/05	1,159,534	1,151,147

		2,076,382

U.S. TREASURY OBLIGATIONS—0.15%
U.S. Treasury Bill
2.71%(7), 06/23/05 (8)	3,650,000	3,627,341

		3,627,341

TOTAL SHORT-TERM INVESTMENTS
(Cost: $238,743,635)		238,744,273

TOTAL INVESTMENTS IN SECURITIES — 107.24%
(Cost: $2,656,244,958) (9)		2,593,953,066

Other Assets, Less Liabilities — (7.24%)		(175,154,174)

NET ASSETS — 100.00%		$2,418,798,892

NVS-Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.
(7)	Yield to maturity.
(8)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(9)	The cost of investments for federal income tax purposes was $2,707,789,761. Net unrealized depreciation aggregated $113,836,695, of which $276,993,696 represented gross unrealized appreciation on securities and $390,830,391 represented gross unrealized depreciation on securities.

See accompanying notes to the schedule of investments.

As of March 31, 2005, the open futures contracts held by the Master

Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation
E-mini S&P 500 Index (06/17/05)	1,074	$63,575,430	$(818,493)

			$(818,493)

See accompanying notes to the schedule of investments.

S&P 500 INDEX MASTER PORTFOLIO

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of March 31, 2005, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and Treasury Money Market Master Portfolios.

These notes relate only to the schedule of investments for the S&P 500 Index Master Portfolio (the “Master Portfolio”).

SECURITY VALUATION

The securities of the Master Portfolio are valued primarily on the basis of market prices. Short-term investments are valued at amortized cost, which approximates market value.

Securities held under a repurchase agreement are valued at a price equal to the amount of the cash investment at the time of valuation on the valuation date. The market values of the underlying securities are determined in accordance with the above discussed valuation methods, as appropriate, for the purpose of determining the adequacy of collateral.

Securities of investment companies, other than investment companies whose shares are traded on an exchange, are valued at the investment company’s published net asset value per share.

Any securities or other assets for which market quotations are not readily available are valued in accordance with fair value pricing policies approved by the Board of Trustees of MIP (the “Board”).

FUTURES CONTRACTS

The Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin”. Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equity securities in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The Master Portfolio has pledged to brokers a U.S. Treasury Bill with a face amount of $3,650,000 for initial margin requirements.

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of March 31, 2005, a portion of the cash collateral for securities on loan was invested in repurchase agreements as disclosed in the Master Portfolio’s Schedule of Investments. For further information, see Note 3, below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an exemptive order issued by the SEC, the Master Portfolio may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by Barclays Global Fund Advisors (“BGFA”), the Master Portfolio’s investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital.

The following table provides information about the investment by the Master Portfolio in shares of issuers of which BGFA is an affiliate for the three months ended March 31, 2005, including income earned from these affiliated issuers.

Name of Affiliated Issuer	Number of Shares Held Beginning of Period ( in 000s)	Gross Additions ( in 000s)	Gross Reductions ( in 000s)	Number of Shares Held End of Period ( in 000s)	Value at End of Period	Interest Income
IMMF	17,466	4,571,631	4,532,472	56,625	$56,625,057	$454,694

The Master Portfolio invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for the Master Portfolio does not include the Master Portfolio’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

3. PORTFOLIO SECURITIES LOANED

The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of March 31, 2005, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other investment funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BB&T Funds

By (Signature and Title)*	/s/ Keith F. Karlawish
Keith F. Karlawish, President

Date May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Keith F. Karlawish
Keith F. Karlawish, President

Date May 31, 2005

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer

Date May 31, 2005

*	Print the name and title of each signing officer under his or her signature.